ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule Of Accrued Expenses And Other Current Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Accrued expenses and other current liabilities
Employee payroll and welfare payables		$ 3,437	$ 2,800
Other tax payable		12,676	7,013
Accrued professional, marketing and leasing fees		6,032	3,965
Interest payable	[1]	13,472	1,761
Other payables		10,281	4,242
Total		$ 45,898	$ 19,781

[1]	The balance mainly include the interest payable of Long-term debt - current (see Note 13 (v)).